Debt - Unsecured Notes and Term Loans Payable, Net - Additional Information (Details) $ in Millions		1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 03, 2023	Mar. 31, 2025 USD ($)	Nov. 30, 2024 USD ($)	Jan. 31, 2024 USD ($) Agreement	Sep. 30, 2025 USD ($) Loan Agreement Options	Dec. 31, 2024 Instrument	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 Agreement	Dec. 31, 2024 Loan	Dec. 31, 2023 Instrument	Dec. 31, 2023 USD ($)	Dec. 31, 2023	Dec. 31, 2023 Agreement	Feb. 28, 2023 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Feb. 28, 2019 USD ($)	Mar. 31, 2018 USD ($)
Debt Instrument [Line Items]
Principal amount																	$ 350.0	$ 350.0	$ 350.0
Nonrecourse debt obligations of consolidated special purpose entities, net							$ 2,900.0
Interest Rate Swaps
Debt Instrument [Line Items]
Number of agreements				1	5	21			3		20			6
Current notional amounts					$ 373.6		375.0
Fixed rate					4.986%			4.595%
Unsecured Term Loan
Debt Instrument [Line Items]
Debt instrument, initial maturity date description				12-month
Adjustment to floating rate	0.10%
Credit spread (as a percent)					1.20%	1.25%
Fixed rate								4.3469%
Unsecured Term Loan | Interest Rate Swaps
Debt Instrument [Line Items]
Current notional amounts							921.1
Unsecured Term Loan | Ten Interest Rate Swap Agreements [Member]
Debt Instrument [Line Items]
Number of agreements | Agreement					10
Unsecured Term Loan | Six Interest Rate Swap Agreements [Member]
Debt Instrument [Line Items]
Number of agreements | Agreement					6
Unsecured Term Loan | Merger Agreement
Debt Instrument [Line Items]
Nonrecourse debt obligations of consolidated special purpose entities, net					$ 82.0		82.0
February 2023 Unsecured Term Loan
Debt Instrument [Line Items]
Principal amount							921.1					$ 921.1
Unsecured loan facility															$ 600.0
December 2023 Unsecured Term Loan
Debt Instrument [Line Items]
Principal amount							727.5
Debt instrument, initial maturity date description						The December 2023 Unsecured Term Loan matures in July 2026 and includes two 12-month extensions.
Unsecured loan facility												592.5
Adjustment to floating rate				0.10%
Credit spread (as a percent)						1.35%
Current notional amounts				$ 135.0
Increase in debt				$ 135.0
Fixed rate of existing cash flow hedges effectively convert the variable-rate on the loan				5.0095%
December 2023 Unsecured Term Loan | Interest Rate Swaps
Debt Instrument [Line Items]
Current notional amounts												$ 592.5
Fixed rate													5.452%
December 2023 Unsecured Term Loan | Minimum [Member]
Debt Instrument [Line Items]
Credit spread (as a percent)				1.20%
December 2023 Unsecured Term Loan | Maximum [Member]
Debt Instrument [Line Items]
Credit spread (as a percent)				1.80%
Series B Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)			5.24%
Amount repaid			$ 32.4
Unsecured Five Year Term Loan
Debt Instrument [Line Items]
Adjustment to floating rate						0.10%
Unsecured Five Year Term Loan | Minimum [Member]
Debt Instrument [Line Items]
Credit spread (as a percent)	1.10%				0.75%
Unsecured Five Year Term Loan | Maximum [Member]
Debt Instrument [Line Items]
Credit spread (as a percent)	1.70%				1.60%
Tranche A-1 Term Loan [Member]
Debt Instrument [Line Items]
Stated interest rate (as a percent)					4.2763%
Tranche A-1 Term Loan [Member] | Ten Interest Rate Swap Agreements [Member]
Debt Instrument [Line Items]
Current notional amounts					$ 1,000.0
Fixed rate					4.2763%
Tranche A-2 Term Loan [Member]
Debt Instrument [Line Items]
Number of extension options | Options					2
Extension option term					6 months
Stated interest rate (as a percent)					5.1378%
Unsecured loan facility					$ 650.0
Extension fee (as a percent)					0.075%
Tranche A-2 Term Loan [Member] | Six Interest Rate Swap Agreements [Member]
Debt Instrument [Line Items]
Current notional amounts					$ 650.0
Fixed rate					5.1378%
Public notes
Debt Instrument [Line Items]
Number of facilities | Loan					4					4
Principal amount																$ 375.0	$ 350.0		$ 350.0
Initial term					10 years
Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount					$ 375.0		$ 375.0
Number of loans | Loan					3					3
Contingent periodic interest rate increase for failure to maintain investment grade credit rating					1.00%	1.00%
Prepayment applied to principal plus make-whole amount (as a percent)					100.00%	100.00%
Senior Unsecured Notes | Minimum [Member]
Debt Instrument [Line Items]
Prepayment threshold (as a percent)					5.00%	5.00%
Senior Unsecured Notes | Notes Issued March 2018 99.515 Percent Of Par
Debt Instrument [Line Items]
Stated interest rate (as a percent)																			4.50%
Senior Unsecured Notes | Notes Issued February 2019 99.260 Percent Of Par
Debt Instrument [Line Items]
Stated interest rate (as a percent)																		4.625%
Senior Unsecured Notes | Notes Issued November 2020 99.558 Percent Of Par
Debt Instrument [Line Items]
Stated interest rate (as a percent)																	2.75%
Senior Unsecured Notes | Notes Issued November 2021 99.877 Percent Of Par
Debt Instrument [Line Items]
Stated interest rate (as a percent)																2.70%
2025 Notes
Debt Instrument [Line Items]
Principal amount		$ 350.0
Stated interest rate (as a percent)		5.40%
Initial term		5 years
Line of Credit [Member] | Tranche A-1 Term Loan [Member]
Debt Instrument [Line Items]
Unsecured loan facility					$ 1,000.0